Quarterly Report
November 30, 2021
MFS®  New Discovery
Value Fund
NDV-Q3

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	183,152	$47,515,123
KBR, Inc.	1,245,460	54,800,240
		$102,315,363
Apparel Manufacturers – 2.5%
PVH Corp.	380,751	$40,656,592
Skechers USA, Inc., “A” (a)	1,382,740	62,112,681
		$102,769,273
Automotive – 4.0%
LKQ Corp.	1,219,663	$68,179,162
Methode Electronics, Inc.	1,020,169	45,366,915
Stoneridge, Inc. (a)	610,472	13,326,604
Visteon Corp. (a)	325,328	34,458,742
		$161,331,423
Business Services – 1.6%
HireRight Holdings Corp. (a)	1,122,851	$20,840,114
Paya, Inc. (a)	4,117,836	26,518,864
WNS (Holdings) Ltd., ADR (a)	217,541	18,288,672
		$65,647,650
Chemicals – 1.6%
Element Solutions, Inc.	2,773,741	$63,435,457
Computer Software – 0.9%
8x8, Inc. (a)	835,447	$18,003,883
ACI Worldwide, Inc. (a)	695,766	20,274,621
		$38,278,504
Computer Software - Systems – 1.8%
Softchoice Corp. (l)	1,841,270	$34,246,800
Verint Systems, Inc. (a)	813,000	38,690,670
		$72,937,470
Construction – 1.8%
Armstrong World Industries, Inc.	183,969	$19,495,195
GMS, Inc. (a)	347,466	19,412,925
Toll Brothers, Inc.	544,161	34,537,899
		$73,446,019
Consumer Products – 2.4%
Energizer Holdings, Inc.	616,119	$22,913,465
Newell Brands, Inc.	1,161,368	24,934,571
Prestige Consumer Healthcare, Inc. (a)	864,787	48,384,833
		$96,232,869
Consumer Services – 1.1%
BrightView Holdings, Inc. (a)	729,910	$9,926,776
Grand Canyon Education, Inc. (a)	393,781	28,537,309
Regis Corp. (a)(l)	1,859,742	5,058,498
		$43,522,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 6.1%
Ardagh Metal Packaging S.A. (a)	3,008,951	$28,133,692
Berry Global, Inc. (a)	1,062,742	73,382,335
Graphic Packaging Holding Co.	3,434,404	67,795,135
Owens Corning	238,633	20,245,624
Pactiv Evergreen, Inc.	2,133,887	26,481,538
Silgan Holdings, Inc.	790,395	32,777,680
		$248,816,004
Electrical Equipment – 2.9%
nVent Electric PLC	1,277,669	$44,501,211
TriMas Corp.	1,299,202	43,029,570
WESCO International, Inc. (a)	261,029	32,401,530
		$119,932,311
Electronics – 2.9%
CMC Materials, Inc.	219,407	$29,137,250
Cohu, Inc. (a)	861,939	28,418,129
nLIGHT, Inc. (a)	464,152	11,552,743
Plexus Corp. (a)	597,309	50,257,579
		$119,365,701
Energy - Independent – 3.3%
CNX Resources Corp. (a)	1,852,742	$25,271,401
Devon Energy Corp.	801,971	33,730,900
Magnolia Oil & Gas Corp., “A”	1,803,851	34,219,054
Viper Energy Partners LP	1,874,498	40,414,177
		$133,635,532
Engineering - Construction – 0.9%
APi Group, Inc. (a)	1,574,478	$36,701,082
Food & Beverages – 2.1%
Hostess Brands, Inc. (a)	2,490,648	$42,316,110
Nomad Foods Ltd. (a)	1,880,408	44,922,947
		$87,239,057
Furniture & Appliances – 0.6%
IMAX Corp. (a)	1,486,312	$24,509,285
Gaming & Lodging – 2.1%
International Game Technology PLC	2,110,485	$57,025,305
Wyndham Hotels & Resorts, Inc.	356,628	28,344,793
		$85,370,098
Insurance – 3.6%
CNO Financial Group, Inc.	1,975,999	$44,776,137
Everest Re Group Ltd.	134,091	34,378,251
Hanover Insurance Group, Inc.	282,952	34,449,406
Selective Insurance Group, Inc.	443,533	33,504,483
		$147,108,277
Leisure & Toys – 1.0%
Brunswick Corp.	273,572	$25,691,146
Funko, Inc., “A” (a)	922,994	15,081,722
		$40,772,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.3%
Enerpac Tool Group Corp.	549,297	$11,595,660
Regal Rexnord Corp.	264,375	41,797,687
		$53,393,347
Medical & Health Technology & Services – 3.4%
ICON PLC (a)	125,262	$33,879,613
Premier, Inc., “A”	1,293,027	47,932,511
Syneos Health, Inc. (a)	574,780	55,845,625
		$137,657,749
Medical Equipment – 1.3%
Agiliti Health, Inc. (a)	1,324,717	$27,898,540
Envista Holdings Corp. (a)	673,789	26,143,013
		$54,041,553
Metals & Mining – 1.1%
Arconic Corp. (a)	1,082,991	$28,937,519
Kaiser Aluminum Corp.	183,033	16,332,035
		$45,269,554
Natural Gas - Distribution – 2.5%
New Jersey Resources Corp.	1,087,961	$40,015,206
ONE Gas, Inc.	463,635	30,062,093
South Jersey Industries, Inc.	1,375,891	32,333,439
		$102,410,738
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	4,226,687	$42,266,870
Oil Services – 1.4%
ChampionX Corp. (a)	2,176,763	$44,427,733
Expro Group Holdings N.V. (a)	999,520	14,003,275
		$58,431,008
Other Banks & Diversified Financials – 21.2%
Air Lease Corp.	665,831	$27,026,080
Bank of Hawaii Corp.	518,437	41,360,904
Brookline Bancorp, Inc.	2,464,546	38,027,945
Cathay General Bancorp, Inc.	1,458,007	61,105,073
East West Bancorp, Inc.	509,436	39,226,572
Element Fleet Management Corp.	3,923,687	37,840,873
Encore Capital Group, Inc. (a)	878,737	51,265,517
First Hawaiian, Inc.	1,687,073	44,285,666
First Interstate BancSystem, Inc.	1,071,485	43,716,588
Hanmi Financial Corp.	1,427,585	32,077,835
Lakeland Financial Corp.	392,509	27,718,986
Prosperity Bancshares, Inc.	776,693	55,362,677
Sandy Spring Bancorp, Inc.	588,689	27,627,175
SLM Corp.	3,391,800	60,306,204
Texas Capital Bancshares, Inc. (a)	396,863	22,351,324
Textainer Group Holdings Ltd.	772,295	25,230,878
Triton International Ltd. of Bermuda	469,158	26,258,773
UMB Financial Corp.	559,949	56,319,670
Umpqua Holdings Corp.	3,266,497	62,259,433
Wintrust Financial Corp.	458,037	40,091,979
Zions Bancorp NA	716,654	45,206,534
		$864,666,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.5%
Organon & Co.	633,298	$18,511,301
Pollution Control – 0.5%
U.S. Ecology, Inc. (a)	556,678	$18,966,019
Real Estate – 9.0%
Brixmor Property Group, Inc., REIT	815,789	$18,551,042
Broadstone Net Lease, Inc.	1,557,162	38,929,050
Douglas Emmett, Inc., REIT	515,553	16,894,672
Empire State Realty Trust, REIT, “A”	3,349,794	30,449,628
Industrial Logistics Properties Trust, REIT	1,696,633	37,597,387
Lexington Realty Trust, REIT	2,906,068	43,736,323
Life Storage, Inc., REIT	256,216	33,856,382
National Storage Affiliates Trust, REIT	503,063	30,878,007
Phillips Edison & Co., REIT (h)	1,101,859	34,565,317
STAG Industrial, Inc., REIT	776,172	33,825,576
Two Harbors Investment Corp., REIT	7,822,333	45,995,318
		$365,278,702
Restaurants – 0.7%
Jack in the Box, Inc.	349,339	$28,855,401
Specialty Chemicals – 3.8%
Avient Corp.	969,735	$53,345,122
Axalta Coating Systems Ltd. (a)	893,169	27,080,884
Diversey Holdings Ltd. (a)	3,180,077	41,913,415
Univar Solutions, Inc. (a)	1,241,803	32,175,116
		$154,514,537
Specialty Stores – 2.2%
Urban Outfitters, Inc. (a)	1,431,594	$45,338,582
Zumiez, Inc. (a)	977,849	44,746,370
		$90,084,952
Trucking – 0.7%
Schneider National, Inc.	1,126,556	$27,713,278
Utilities - Electric Power – 2.7%
Black Hills Corp.	850,214	$54,515,722
Portland General Electric Co.	1,123,273	54,669,697
		$109,185,419
Total Common Stocks		$4,034,613,940
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.05% (v)	34,739,270	$34,739,270
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	760,642	$760,642

Other Assets, Less Liabilities – 0.2%		6,853,962
Net Assets – 100.0%		$4,076,967,814
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,304,587 and $4,000,809,265, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,034,613,940	$—	$—	$4,034,613,940
Mutual Funds	35,499,912	—	—	35,499,912
Total	$4,070,113,852	$—	$—	$4,070,113,852
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2021, the value of securities loaned was $2,926,859. These loans were collateralized by cash of $760,642 and U.S. Treasury Obligations (held by the lending agent) of $2,331,220.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,206,243	$548,353,045	$564,820,018	$—	$—	$34,739,270
Phillips Edison & Co., REIT	—	31,423,275	511,472	21,895	3,631,619	34,565,317
Regis Corp. *	21,725,186	396,570	112,698	(430,508)	(16,520,052)	$—
	$72,931,429	$580,172,890	$565,444,188	$(408,613)	$(12,888,433)	$69,304,587
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,487	$—
Phillips Edison & Co., REIT	283,629	—
Regis Corp. *	—	—
	$293,116	$—
*	Held at period end. No longer considered an affiliated issuer.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.